SCHEDULE OF DEFERRED TAX ASSETS (LIABILITIES) (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 203,421	$ 187,327
Accrued warranty	24	61
Accrued expenses	17,126	13,235
Investment loss		764
Inventory impairment	2,329	2,314
Fixed assets impairment provision	849	844
Bad debts	68	58
Accrued payroll	16,716	9,358
Subtotal	240,533	213,961
Fair value change of fixed assets	(9,334)	(9,508)
Fair value change of intangible assets	(3,536)	(3,560)
Total deferred tax liabilities	(12,870)	(13,068)
Net deferred tax assets	227,663	200,893
Less: valuation allowance	(227,663)	(200,893)
Deferred tax assets, net of valuation allowance